Organization and Nature of Business (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Organization And Nature Of Business 1		100,000,000
Organization And Nature Of Business 2		$ 0.001
Organization And Nature Of Business 3		13,500,000
Organization And Nature Of Business 4		50.00%
Organization And Nature Of Business 1	100,000,000
Organization And Nature Of Business 2	$ 0.001
Organization And Nature Of Business 3	13,500,000.0
Organization And Nature Of Business 4	50.00%
Organization And Nature Of Business 5	$ 4,943,750